Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Closing Rates for the Most Significant Foreign Currencies	Closing rates for the most significant foreign currencies relative to CHF:
		Geographical	Reporting	December 31,	December 31,
Currency		area	entities	2023	2022
CHF	Swiss Franc	Switzerland	5	1.0000	1.0000
USD	Dollar	United States	1	0.8451	0.9251
EUR	Euro	Europe	1	0.9287	0.9901
AUD	Dollar	Australia	1	0.5735	0.6305
		Geographical	Reporting
Currency		area	entities	2023	2022
CHF	Swiss Franc	Switzerland	5	1.0000	1.0000
USD	Dollar	United States	1	0.8985	0.9550
EUR	Euro	Europe	1	0.9721	1.0050
AUD	Dollar	Australia	1	0.5971	0.6629

Schedule of Estimated Useful Lives	The applicable estimated useful lives are as follows:
Production equipment	5 years
Office furniture and electronic data processing equipment (“EDP”)	3 years